Commitments and Contingencies (Legal Proceedings) (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 16, 2020 USD ($)	May 13, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Litigation Settlement, Amount				$ 49		$ 0
Prime Rate [Member] | Tampa Electric
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss				$ 22			$ 17
Prime Rate [Member] | TGH
Loss Contingencies [Line Items]
Litigation Settlement, Amount					$ 21
Litigation Settlement Variable Rate				2.00%	2.00%
United States Free Trade Agreement Award One [Member] | TGH
Loss Contingencies [Line Items]
Proceeds from settlement of claims			$ 38
United States Free Trade Agreement Award two [Member] | TGH
Loss Contingencies [Line Items]
Litigation Settlement, Amount		$ 35			$ 59
Litigation Settlement Interest	$ 2